Redeemable non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Redeemable Non-Controlling Interest
The following table presents a reconciliation of the changes in redeemable non-controlling interest:

	As of December 31, 2023	As of December 31, 2022
Balance, beginning of year	$—	$2,596
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest	—	—
Other comprehensive loss attributable to redeemable non-controlling interest	—	131
Additional paid-in-capital adjustments:
Adjustment to redemption value	—	473
Redemption of non-controlling interest	—	(3,200)
Balance, end of year	$—	$—